Other Income (Expense), Net (Tables)	3 Months Ended
Mar. 31, 2012
Other Income and Expenses [Abstract]
Other income (expense), net
Other income (expense), net consisted of the following, for each period presented:

	Quarter Ended
	March 31,
	2012	2011
Interest income	$0.1	$0.1
Unrealized gains on financial derivatives[1]	0.5	1.7
All other, net	0.1	(0.1)
Other non-operating income (expense), net	$0.7	$1.7
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[1]	See “Derivative Financial Instruments” in Note 1 for a discussion of accounting policy for such instruments.